Commitments (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Lease commitments
Total payment obligation	€ 2,937	€ 4,669
Rostock headquarters building | Within one year
Lease commitments
Future lease payments to be made	206	283
Rostock headquarters building | Within five years
Lease commitments
Future lease payments to be made	1,686	1,686
Rostock headquarters building | Later than 5 years
Lease commitments
Future lease payments to be made	4,855	4,855
Office equipment and storage spaces | Within one year
Lease commitments
Future lease payments to be made	28	33
Office equipment and storage spaces | Within five years
Lease commitments
Future lease payments to be made	€ 5	€ 9